Goodwill - Schedule of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Goodwill [Roll Forward]
Balance, beginning of year	$ 3,008	$ 23,352
Measurement period adjustments	0	149
Impairment losses	0	(18,707)
Impact of foreign exchange changes	(85)	(1,786)
Balance, end of year	$ 2,923	$ 3,008